Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024
Disclosure of defined benefit plans [Line Items]
Curtailment gains		$ 8
Post-employment benefit expense, defined contribution plans	$ 78	$ 75
Average Plan [Member]
Disclosure of defined benefit plans [Line Items]
Retirement age used to for life expectancy	65 years	65 years
Participant Plan [Member]
Disclosure of defined benefit plans [Line Items]
Current age of participants to determine life expectancy at retirement	40 years	40 years
Retiring Plan [Member]
Disclosure of defined benefit plans [Line Items]
Years to retirement difference between current age of participants and retirement age	25 years	25 years
Other operating gains, net [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains	$ 119
Enhanced benefits, recognized		$ 8
Medical Cost Trend [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption	1.00%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 6
Medical cost trend rate	7.50%		4.80%
TRGP and TTC Plans [member]
Disclosure of defined benefit plans [Line Items]
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 100
Increase in life expectancy	1 year
TRGP and TTC Plans [member] | Discount Rate [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 160
TRGP and TTC Plans [member] | Rates of Inflation [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 25
TRGP and TTC Plans [member] | Rate of Increase in Salaries [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to defined benefit plans	$ 33	203
Expected employer contribution to be made in 2020	39
Funded Plans [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains		8
Expected employer contribution to be made in 2020	$ 6
Medical cost trend rate	0.00%
OPEB [Member]
Disclosure of defined benefit plans [Line Items]
Expected employer contribution to be made in 2020	$ 33
U.K. [Member] | Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to defined benefit plans		$ 167
Bottom of range [member]
Disclosure of defined benefit plans [Line Items]
Normal Retirement Age	60 years
Top of range [member]
Disclosure of defined benefit plans [Line Items]
Normal Retirement Age	65 years